Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended			12 Months Ended						0 Months Ended					0 Months Ended				12 Months Ended				0 Months Ended			1 Months Ended				2 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended			0 Months Ended									1 Months Ended		12 Months Ended
	Jun. 21, 2012	May 30, 2012	May 04, 2012	Apr. 12, 2012	Feb. 17, 2012	Apr. 30, 2012	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Sep. 07, 2012 Royalty	Sep. 27, 2012 Common Stock Bonus Issued	Dec. 31, 2012 2008 Equity Incentive Plan	Sep. 29, 2009 2008 Equity Incentive Plan	May 16, 2008 2008 Equity Incentive Plan	Jan. 08, 2009 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 2009 Equity Incentive Plan (Executive)	Sep. 21, 2012 2009 Equity Incentive Plan (Executive)	Oct. 11, 2010 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 Incentive Stock Options	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Jul. 02, 2012 Stock Purchase Agreement	Jun. 28, 2012 Stock Purchase Agreement	Jun. 29, 2012 Stock Purchase Agreement	Jul. 27, 2012 Stock Purchase Agreement	Jul. 16, 2012 Stock Purchase Agreement	Jul. 03, 2012 Stock Purchase Agreement	Mar. 31, 2012 Stock Purchase Agreement	Jul. 31, 2012 Stock Purchase Agreement	Dec. 31, 2012 Stock Purchase Agreement	Mar. 31, 2012 Underwriter	Feb. 29, 2012 Underwriter	Dec. 31, 2011 Beneficial Owner One	Dec. 31, 2011 Beneficial Owner Two	Mar. 31, 2012 Beneficial Owner Three	Dec. 31, 2011 Board Of Directors	Apr. 30, 2012 Officer	Apr. 30, 2012 Employee	Oct. 31, 2012 Strategic Investor Marketing Services	Mar. 20, 2012 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services	Dec. 31, 2011 Strategic Investor Marketing Services	Dec. 31, 2011 Consultant	Nov. 01, 2012 Consultant For Strategic Investor Marketing Services	Oct. 16, 2012 Consultant For Strategic Investor Marketing Services	Oct. 02, 2012 Consultant For Strategic Investor Marketing Services	Sep. 07, 2012 Consultant For Strategic Investor Marketing Services	Aug. 01, 2012 Consultant For Strategic Investor Marketing Services	Jul. 02, 2012 Consultant For Strategic Investor Marketing Services	Jun. 06, 2012 Consultant For Strategic Investor Marketing Services	May 07, 2012 Consultant For Strategic Investor Marketing Services	Apr. 05, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services	Jun. 30, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2011 Cash Less Warrant	Dec. 31, 2011 Convertible Preferred Series A	Dec. 31, 2011 Convertible Preferred Series B	Dec. 31, 2011 Convertible Preferred Series C
Stockholders Equity [Line Items]
Preferred stock, shares authorized																																																															5,000,000	30,000	10,000
Convertible preferred stock, terms of conversion																																																															Common shares on a six-for-one basis	Common shares on a one thousand-for-one ratio
Preferred stock dividends payable per shares																																																															$ 0.10	$ 240
Preferred stock, liquidation preference per share																																																															$ 1.00
Preferred stock, dividends per share																																																																$ 1.00
Common stock issued during period issuable shares										1,667
Stock issued during period share issued for non cash consideration																																																														269
Stock issued during period, shares, issued for services	1,000														1,052	4,596																														15,000		5,957		13,500	2,500	13,500	13,500	13,500	13,500	13,500	13,500	13,500	2,500	1,000
Fair value of per shares issued for services																																																$ 7.05
Professional and contract services expense	$ 6,450																																												$ 11,000	$ 69,450	$ 110,000	$ 42,000			$ 12,825								$ 19,275	$ 19,275	$ 569,970
Number of class of warrant or right exercise during period																																							10,000	133,333	10,071	23,333
Proceeds from warrant exercises								7,000																															3,000	40,000	3,021	7,000
Percentage of beneficials interest owned																																							5.00%	10.00%	8.00%
Share-based goods and nonemployee services transaction, quantity of securities issued																																																	5,000
Share-based goods and nonemployee services transaction, expense																																																	19,500
Common stock, par value							$ 0.001		$ 0.001	$ 0.001		$ 0.001								$ 0.001
Stock split ratio							Split at a ratio of one for thirty (1:30).
Stock issued during period, shares, new issues																												234,332	234,332	234,332	234,332	234,332	234,332	570,000	234,332		333,333	2,222,222
Proceeds from issuance of common stock																																		2,253,008		975,455	1,387,499	8,913,302
Number of investors																																		7	9
Equity issuance, per share amount																																		$ 4.50	$ 4.50
Proceeds from issuance of common stock net of stock issuance cost																																			975,455
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period																										239,896
Number of company's common stock approved											330,000							3,000,000	1,500,000	4,200,000		330,000	3,060,382
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent																								110.00%
Options life term									10 years											10 years
Share-based compensation arrangement by share-based payment award, number of additional shares authorized																				3,060,382
Balance at end of period (Number of Warrants and Options)									682,141	259,299		293,372					1,328,833				378,151					10,071	416,634
Stock option plan expense									232,785	166,367
Non-vested options and warrants issued									419,189	57,509
Dividend rate of warrants and options									0.00%
Volatility rate of warrants and options, minimum									84.00%
Volatility rate of warrants and options, maximum									91.00%
Risk free interest									0.27%
Risk free interest rate of warrants and options, minimum
Risk free interest rate of warrants and options, maximum
Expected life of warrants and options									2 years	0 years
Additional shares of common stock issued					97
Shares issued in relation to common stock bonus granted						57,000																																					50,750	6,250
Fair value of shares issued in relation to common stock bonus granted																																											243,600	30,000
Number of Convertible Series A preferred stock converted to common shares		3,043	45,000	2,500
Accrued preferred stock dividend, converted into common shares		304	4,500	250
Conversion of preferred stock shares and accrued preferred dividends to common stock shares		558	8,645	458
Common Stock sold price																												$ 4.5	$ 4.5	$ 4.5	$ 4.5	$ 4.5	$ 4.5
Shares of common stock issued pursuant to consultant agreement															$ 6,638	$ 25,000
Authorized shares											330,000							3,000,000	1,500,000	4,200,000		330,000	3,060,382